SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 154,353	$ 121,809
Total inventory write-down recognized	29,493	0	$ 0
Revenues	2,222	$ 941	$ 1,401
Cellugizer Sports Nutrition [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total inventory write-down recognized	21,636
DAGola? Premium Blend [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total inventory write-down recognized	$ 7,857